6. EQUIPMENT (Tables)	9 Months Ended
Sep. 30, 2014
Notes to Financial Statements
Equipment

	September 30, 2014			December 31, 2013
		Accumulated	Net Book		Accumulated	Net Book
	Cost	Depreciation	Value	Cost	Depreciation	Value

Office equipment	$87,359	$64,536	$22,823	$92,057	$64,123	$27,934
Computer equipment	448,783	356,153	92,630	459,426	349,636	109,790
Field equipment	238,764	153,357	85,407	251,604	144,786	106,818
Buildings	233,958	197,880	36,078	246,540	202,139	44,401
	$1,008,864	$771,926	$236,938	$1,049,627	$760,684	$288,943